Convertible notes payable, related parties	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Convertible notes payable
Convertible notes payable, related parties

Note 9 Convertible notes payable, related parties

The Company did not have any outstanding convertible notes payables, related parties as of June 30, 2022 and December 31, 2021. Interest expense and amortization of debt discount for the six months ended June 30,2021 was $6,019 and $95,127, respectively.

KORR Value Financing

In May and June 2020, the Company entered into a securities purchase agreement with KORR Value LP, an entity controlled by Kenneth Orr, pursuant to which the Company issued convertible notes in an aggregate principal amount of $550,000 for an aggregate purchase price of $495,000 (collectively, the “KORR Notes”). In connection with the issuance of the KORR Notes, the Company issued to KORR Value warrants to purchase an aggregate of 1,151,515 shares of Common Stock (collectively, the “KORR Warrants”). The KORR Notes and KORR Warrants are on substantially the same terms as the Notes and Warrants issued to the Selling Shareholders except that the KORR Notes are subordinated to the Notes. On August 27, 2020, notes totaling $288,889 and 658,667 warrants were assigned to an unrelated party.

On March 15, 2021, KORR Value converted $261,111 in principal and $17,798 in accrued interest related to the convertible notes issued May 8, 2020 into 1,115,638 shares of the Company’s common stock.

9 Madison Inc. Financing

On September 2, 2020, the Company entered into a securities purchase agreement with 9 Madison, Inc., an entity controlled by Andrew Fox, the Company’s CEO, pursuant to which the Company issued a convertible note in the amount of $110,000 for an aggregate purchase price of $100,000. The notes are convertible at the holder’s option at a conversion price of $0.25 per share. In connection with the issuance of the Notes, the Company issued to 9 Madison warrants to purchase an aggregate of 440,000 shares of Common Stock

On March 15, 2021, 9 Madison converted $110,000 in principal and $4,677 in accrued interest related to the convertible notes issued September 2, 2020 into 458,709 shares of common stock.

Note 8 Convertible notes payable, related parties

The carrying value of convertible notes payable related party, net of discount, as of December 31, 2021 and December 31, 2020 was $0 and $275,984 as summarized below:

	December 31,	December 31,
Convertible Notes Payable, Related Parties	2021	2020
Convertible notes payable issued May 8, 2020 (8% interest)	$-	$261,111
Convertible notes payable issued September 2, 2020 (8% interest)	-	110,000
Total face value	-	371,111
Less: unamortized discount and debt issue costs	-	(95,127)
Carrying value	$-	$275,984

KORR Value Financing

In May and June 2020, the Company entered into a securities purchase agreement with KORR Value LP, an entity controlled by Kenneth Orr, the Company’s Executive Chairman, pursuant to which the Company issued convertible notes in an aggregate principal amount of $550,000 for an aggregate purchase price of $495,000 (collectively, the “KORR Notes”). In connection with the issuance of the KORR Notes, the Company issued to KORR Value warrants to purchase an aggregate of 1,266,667 shares of Common Stock (collectively, the “KORR Warrants”). The KORR Notes and KORR Warrants are on substantially the same terms as the Notes and Warrants issued to the Selling Shareholders except that the KORR Notes are subordinated to the Notes. On August 27, 2020, notes totaling $288,889 were assigned to an unrelated party (Note 8).

9 Madison Inc. Financing

On September 2, 2020, the Company entered into a securities purchase agreement with 9 Madison, Inc., an entity controlled by Andrew Fox, the Company’s CEO, pursuant to which the Company issued a convertible note in the amount of $110,000 for an aggregate purchase price of $100,000. The notes are convertible at the holder’s option at a conversion price of $0.25 per share. In connection with the issuance of the Notes, the Company issued to 9 Madison warrants to purchase an aggregate of 440,000 shares of Common Stock

The Company has accounted for these Notes as a financing transaction, wherein the net proceeds that were received were allocated to the financial instrument issued. Prior to making the accounting allocation, the Company evaluated the notes under ASC 815, which generally requires the analysis of embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. None of the terms and features embedded in the notes required bifurcation and liability classification.

We analyzed the detachable warrants under ASC 480 and ASC 815. The warrants did not fall under the guidance of ASC 480. After analyzing the warrants under ASC 815, it was determined that the warrants did meet all the requirements for equity classification under guidance of ASC 815-40-25-1 through 6.

Based on the previous conclusions, the Company allocated the face value as follows:

	KORR Value Notes	9 Madison Inc. Notes	Total
Original issue discount	$55,000	$10,000	$65,000
Beneficial conversion feature	-	66,000	66,000
Warrants (Equity)	96,879	61	96,940
Convertible promissory note, carrying value	398,121	33,939	432,060
Face value	$550,000	$110,000	$660,000

On August 27, 2020, the Company paid $13,183 in interest to KORR Value.

For the twelve months ended December 31, 2021, the Company recorded $95,127 in amortization of debt discount.

On March 15, 2021, KORR Value converted $261,111 in principal and $17,798 in accrued interest into 1,115,638 shares of common stock.

On March 15, 2021, 9 Madison converted $110,000 in principal and $4,677 in accrued interest into 458,709 shares of common stock.